NOTES PAYABLE (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 28, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 6,010,617		$ 13,214,092	$ 9,180,785
Convertible note offering			$ 9,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%	1.00%
Proceeds from Sale of Available-for-sale Securities		$ 10,000,000
Accrued interest expense		8,833			$ 0
Director [Member]
Debt Instrument [Line Items]
Convertible loans received		$ 500,000	$ 500,000
Convertible Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 6.80
Accrued interest expense		$ 4,450
Convertible Loans Payable [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Debt Instrument [Line Items]
Convertible note offering		$ 9,000,000
Convertible Loans Payable [Member] | Investors [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Convertible loans received		$ 950,000
Convertible note offering		$ 9,000,000